Post employment benefits - Sensitivity analysis (Details) - Defined benefit pension plan € in Millions	12 Months Ended
Mar. 31, 2020 EUR (€)
Rate of inflation
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (492)
Increase in actuarial assumption	€ 563
Rate of increase in salaries
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (3)
Increase in actuarial assumption	€ 4
Discount rate
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ 717
Increase in actuarial assumption	€ (617)
Life expectancy
Sensitivity analysis
Increase in actuarial assumption life expectancy (in Years)	1 year
Decrease in actuarial assumption life expectancy (in Years)	1 year
Decrease in actuarial assumption	€ 205
Increase in actuarial assumption	€ (206)